Convertible Debt (Details) - Schedule of Convertible Debt Balance - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt A [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding	$ 1,154,000	$ 1,154,000
Less: discounts (issuance, redemptions, warrants)	(185,224)	(185,224)
Amortization of discounts	184,607	182,256
Carrying value	1,153,383	1,151,032
Less Related Party Portion	(100,000)	(100,000)
Debt A [Member] | Convertible Notes – A [Member]
Schedule of Convertible Debt Balance [Line Items]
Convertible Notes	1,053,383	1,051,032
Debt B [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding	5,154,000	5,154,000
Less: discounts (issuance, redemptions, warrants)	(1,818,939)	(1,818,939)
Amortization of discounts	1,818,939	1,818,939
Carrying value	5,154,000	5,154,000
Debt C [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding	3,945,020	3,945,020
Less: discounts (issuance, redemptions, warrants)	(1,088,223)	(1,063,223)
Amortization of discounts	1,088,223	1,016,620
Carrying value	3,945,020	3,873,417
Debt D [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding	2,000,000	2,000,000
Less: discounts (issuance, redemptions, warrants)	(1,864,654)	(1,864,654)
Amortization of discounts	1,864,654	1,814,814
Carrying value	2,000,000	1,950,160
Debt E [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding	1,100,000	1,100,000
Less: discounts (issuance, redemptions, warrants)	(550,000)	(550,000)
Amortization of discounts	550,000	550,000
Carrying value	1,100,000	1,100,000
Less Related Party Portion	(50,000)	(50,000)
Debt E [Member] | Convertible Notes – E [Member]
Schedule of Convertible Debt Balance [Line Items]
Convertible Notes	1,050,000	1,050,000
Debt F [Member]
Schedule of Convertible Debt Balance [Line Items]
Principal amount outstanding	2,683,500	1,932,500
Less: discounts (issuance, redemptions, warrants)	(1,391,750)	(966,250)
Amortization of discounts	820,424	415,482
Carrying value	$ 2,112,174	$ 1,381,732